Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023		Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount	$ 8,014,739	[1]	$ 7,597,195
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	6,357,806	[1]	6,136,865
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	445,831	[1]	205,283
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	92,773	[1]	132,996
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,701,549	[1]	5,714,698
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	55,149	[1]	39,321
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	62,504	[1]	44,567
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,440,886	[1]	1,250,546
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	21,336	[1]	14,880
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	861,279	[1]	695,454
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	33,155	[1]	25,783
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	37,292	[1]	26,716
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	487,824	[1]	487,713
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	216,047	[1]	209,784
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	127,703	[1]	119,962
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	27,961	[1]	27,034
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	60,383	[1]	62,788
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	3,224,592		3,557,670
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,358,991		2,742,713
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	316,054		144,488
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	91,900		109,569
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,887,305		2,458,160
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,854		16,599
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	30,878		13,897
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	718,243		676,371
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	14,793		7,334
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	204,224		175,690
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	23,978		18,916
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	28,148		21,698
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	447,100		452,733
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	147,358		138,586
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	94,113		78,998
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	13,824		17,124
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	39,421		42,464
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	3,178,888		2,708,479
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,622,526		2,264,312
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	129,359		60,795
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	873		23,122
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,452,721		2,142,509
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	19,765		19,841
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,808		18,045
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	495,443		377,124
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	6,512		7,342
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	439,600		331,270
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	8,480		6,514
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	8,392		4,675
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	32,459		27,323
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	60,919		67,043
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	33,062		40,414
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	7,485		6,602
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,372		20,027
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,611,259		1,331,046
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,376,289		1,129,840
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	418
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount			305
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,361,523		1,114,029
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,530		2,881
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	11,818		12,625
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	227,200		197,051
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	31		204
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	217,455		188,494
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	697		353
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	752		343
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	8,265		7,657
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	7,770		4,155
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	528		550
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	6,652		3,308
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 590		$ 297

[1]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.